Document and Entity Information	6 Months Ended
Jun. 30, 2019
Statement Line Items
Entity Registrant Name	Safe-T Group Ltd.
Entity Central Index Key	0001725332
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019